Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (2,102)	$ (237)	$ (3,866)	$ (5,168)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	502	160	1,510	560
Amortization of deferred financing costs and note discount	54	38	183	140
Employee stock-based compensation	5	21	52	200
Non-employee stock-based compensation			514	283
Non-cash interest expense		(17)		80
Loss on debt extinguishment				2,269
Loss on disposal of property and equipment	4			4
ESOP compensation expense	35	33	132	125
Allowance for doubtful accounts	21		108
Other income related to collection of note receivable in excess of carrying value				(405)
Deferred taxes, net		4	(256)	73
Changes in operating assets and liabilities, net of assets and liabilities acquired:
Accounts receivable	1,686	3,414	1,801	(1,221)
Due from related party			147
Inventory, net	(647)	(258)	(98)	193
Deferred costs	70	(12)	(810)	(291)
Prepaid expenses and other current assets	(259)	82	182	80
Other assets, net		4	(37)	(33)
Accounts payable	(1,056)	1,254	946	(39)
Accrued expenses and other current liabilities	763	(585)	506	(257)
Due to related parties		38		(735)
Unearned revenue	87	(945)	705	1,701
Net cash (used in) provided by operating activities	(837)	2,994	1,719	(2,441)
Cash flows from investing activities
Purchases of property and equipment	(9)	(11)
Cash paid for Apex			(4,801)
Cash paid for Illume			(250)
Cash paid for CMAC, net of cash acquired				(2,205)
Capital expenditures			(64)	(49)
Collection of note and other receivable received in reverse recapitalization				555
Net cash used in investing activities	(9)	(11)	(5,115)	(1,699)
Cash flows from financing activities
(Repayments) borrowings from lines of credit, net	(320)	(2,424)	(594)	(340)
Proceeds from bank term loan	1,000
Proceeds from the issuance of term debt			4,033	4,000
Cash received in reverse recapitalization, net of expenses			1,500	1,985
Repayment of debt	(483)	(250)	(1,393)	(1,000)
Convertible series C preferred stock retired			(4,529)
Issuance of convertible series D preferred stock			7,042
Paid financing costs associated with convertible series D preferred stock			(1,020)
Purchase of treasury stock				(250)
Dividends paid		(82)	(651)	(91)
Paid financing costs	(118)	(100)	(270)	(109)
Holding share liability				(4)
Net cash provided by (used in) financing activities	79	(2,856)	4,118	4,191
Effect on cash of foreign currency translation	(1)		15
Net increase (decrease) in cash	(768)	127	737	51
Cash at beginning of year	1,103	366	366	315
Cash at end of year	335	493	1,103	366
Supplemental disclosures of cash flow information:
Interest paid	293	180	888	1,438
Income taxes paid	16	43	57	62
Supplemental disclosure of non-cash financing activities:
Preferred and common shares issued in exchange for debt and related accrued interest				4,117
Preferred and common shares issued in exchange for accounts payable and related accrued interest				412
Common shares issued as finder's fee in reverse capitalization				354
Common stock issued in connection with Apex acquisition			341
Common stock issued in connection with Illume acquisition			698
Common stock issued to Preferred Series C holders as an anti dilution adjustment			173
Accrued and imputed dividends on preferred stock	$ 220	$ 222	$ 288	$ 305
Warrants issued in connection with convertible series D preferred stock			355